Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2021
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38917
Entity Registrant Name	China Index Holdings Limited
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Tower A, No. 20 Guogongzhuang Middle Street
Entity Address, Address Line Two	Fengtai District
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	100070
Entity Address, Country	CN
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Central Index Key	0001749797
Amendment Flag	false
Auditor Name	MaloneBailey, LLP
Auditor Firm ID	206
Auditor Location	Houston, Texas
American depositary shares
Document Information [Line Items]
Title of 12(b) Security	American depositary shares (each representing one share)
Trading Symbol	CIH
Security Exchange Name	NASDAQ
Class A ordinary shares
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value of US$0.001 per share*
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true
Entity Common Stock, Shares Outstanding	66,787,537
Class B ordinary shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	23,636,706
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	Tower A, No. 20 Guogongzhuang Middle Street
Entity Address, Address Line Two	Fengtai District
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	100070
Entity Address, Country	CN
Contact Personnel Name	Lili Chen
Country Region	+86
City Area Code	10
Local Phone Number	5631 9106